Summary of Principal Accounting Policies - Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	¥ 494,199	$ 70,669	¥ 519,416
Liabilities	1,757,974	251,387	1,766,105
Amount due from related parties
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	4,045	578	20,802
Investments
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	490,154	$ 70,091	498,614
Nonconsolidated VIEs
Nonconsolidated VIEs
Liabilities	0		0	¥ 0
Contingent liabilities	0		0	0
Guarantees (implicit or explicit)	¥ 0		¥ 0	¥ 0